SHORT-TERM BORROWINGS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

10. SHORT-TERM BORROWINGS

Short-term borrowings are as follows:

	December 31,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Pledged loan	82,645,089	84,272,527	11,928,002
Interest-free loan	34,881,000	—	—
Long-term borrowing due within one year	31,624,560	—	—
Less: borrowing classified as held for sale	(31,624,560)	—	—
Total	117,526,089	84,272,527	11,928,002

In June 2016, Asian Development borrowed a total of HK$92.3 million from a financial services company at an annual interest rate of 2% for a term of 24 months, which is secured by a pledge of 417,440,000 shares of L&A. The outstanding balance as of June 30, 2020 is RMB90.6 million (US$12.8 million), which includes RMB6.3 million (US$0.9 million) of interest payable and the pledged loan was due in June 2018. Asian Development has defaulted the loan in June 2016 due to a sharp decline in share price of L&A.

In December 2015, the Group entered an entrusted bank loan agreement, amounted to RMB31.6 million (US$4.0 million), with a subsidiary of the investor holding the convertible notes and China Merchants Bank as entrustment bank. The borrowing agreement matured in December 2018, with the annual interest rate of 12% continuing after maturity of the loan. The loan is secured by the Group’s office buildings. In December 2019, the Group signed a confirmation letter with the lender regarding settlement. According to the confirmation letter, if the total amount of principal and interest of the entrusted bank loan amounted to RMB43.0 million is repaid before December 31, 2019, the overdue interest since December 2018 will be exempted. The parties subsequently agreed to extend the payment period from December 31, 2019 to February 29, 2020. Both the principal and interest of the entrusted bank loan was repaid on February 11, 2020 and the overdue interest has been exempted.

In March 2019, the Group entered into a joint venture agreement with F&F, to establish a joint venture in China to manufacture and distribute electric vehicles designed and developed by F&F with a committed capital investment amounting to US$600.0 million. The Group made the initial deposit of US$5.0 million to F&F in April 2019 through an interest-free loan granted from Ark Pacific Associates Limited, an entity affiliated with the Group’s former president, for a period of one year. The loan was due on March 31, 2020. On May 29, 2020, the Group entered into a confidential deed of settlement with Splendid Days Limited and Ark Pacific Associates Limited, according to the deed of settlement, the Group repaid the principal and interest by cash and by granting ordinary shares of RMB 315.9 million (US$44.6 million) and RMB 53.6 million(US$7.6 million), respectively. The total repayment amount on outstanding debts including the convertible notes and interest-free loan is approximately RMB 369.5 million (US$52.2 million).

16. SHORT-TERM BORROWINGS

Short-term borrowings are as follows:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Pledged loan	80,836,823	82,645,089	11,871,224
Interest-free loan	—	34,881,000	5,010,342
Long-term borrowing due within one year	31,624,560	31,624,560	4,542,584
Less: borrowing classified as held for sale	—	(31,624,560)	(4,542,584)
Total	112,461,383	117,526,089	16,881,566

In June 2016, the Group completed a share exchange transaction with L&A for a total of 769,481,940 (after a 1 to 5 stock split) newly issued shares of L&A. In June 2016, Asian Development borrowed a total of HK$92.3 million from a financial services company at an annual interest rate of 2% for a term of 24 months, which is secured by a pledge of 417,440,000 shares of L&A. The outstanding balance as of December 31, 2019 is RMB88.0 million (US$13.0 million), which includes RMB5.4 million (US$0.8 million) of interest payable and the pledged loan was due in June 2018. Asian Development has defaulted the loan in June 2016 due to a sharp decline in share price of L&A (see Note 30.2)

In December 2015, the Group entered an entrusted bank loan agreement, amounted to RMB31.6 million (US$4.6 million), with a subsidiary of the investor holding the convertible notes (see Note 19) and China Merchants Bank as entrustment bank. The borrowing agreement matured in December 2018, with the annual interest rate of 12% continuing after maturity of the loan. The loan is secured by the Group’s office buildings. The outstanding balance as of December 31, 2019 is RMB43.0 million (US$6.0 million), including RMB11.4 million (US$1.6 million) of interest payable. In December 2019, the Group signed a confirmation letter with the lender regarding settlement. According to the confirmation letter, if the total amount of principal and interest of the entrusted bank loan amounted to RMB43.0 million is repaid before December 31, 2019, the overdue interest since December 2018 will be exempted. The parties agreed to extend the payment period from December 31, 2019 to February 29, 2020 to allow for completion of the disposal transaction with Kapler Pte. Ltd. (see Note 7). Both the principal and interest of the entrusted bank loan was repaid on February 11, 2020 and the overdue interest has been exempted.

In March 2019, the Group entered into a joint venture agreement with F&F, to establish a joint venture in China to manufacture and distribute electric vehicles designed and developed by F&F with a committed capital investment amounting to US$600.0 million. The Group made the initial deposit of US$5.0 million to F&F in April 2019 through an interest-free loan granted from Ark Pacific Associates Limited, an entity affiliated with the Group’s former president as of the issuance date of these consolidated financial statements, for a period of one year. The loan was due on March 31, 2020 and the Group is still in negotiation with Ark Pacific Associates Limited regarding settlement of the interest-free loan.